General information (Tables)	6 Months Ended
Jun. 30, 2015
General Information [Abstract]
Schedule Of Subsidiaries [Table Text Block]
a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Lemongina Inc.	Marshall Islands	Apl Garnet	Marshall Islands	4,729	Aug-95	Nov-12	-
4	Rongerik Shipping Company Inc.	Marshall Islands	Cap Domingo	Marshall Islands	3,739	Mar-01	Feb-12	-
5	Utirik Shipping Company Inc.	Marshall Islands	Cap Doukato	Marshall Islands	3,739	Feb-02	Feb-12	-
6	Nauru Shipping Company Inc.	Marshall Islands	Hanjin Malta	Marshall Islands	4,024	Jan-93	Mar-13	-
7	Dud Shipping Company Inc.	Marshall Islands	Pamina (ex Santa Pamina)	Marshall Islands	5,042	May-05	Nov-14	-
8	Kapa Shipping Company Inc.	Marshall Islands	YM Los Angeles	Marshall Islands	4,923	Dec-06	Apr-15	-
9	Mago Shipping Company Inc.	Marshall Islands	YM New Jersey	Marshall Islands	4,923	Nov-06	Apr-15	-
a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Post-Panamax Vessels
10	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
11	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
12	Delap Shipping Company Inc.	Marshall Islands	YM March	Marshall Islands	5,576	May-04	Sep-14	-
13	Jabor Shipping Company Inc.	Marshall Islands	YM Great	Marshall Islands	5,576	Apr-04	Oct-14	-
Vessel Owning Subsidiaries - Sold Vessels
14	Ralik Shipping Company Inc.	Marshall Islands	Madrid	Marshall Islands	4,206	Oct-89	Jun-11	Apr-13
15	Mili Shipping Company Inc.	Marshall Islands	Malacca	Marshall Islands	4,714	Nov-90	Jun-11	May-13
16	Ebon Shipping Company Inc.	Marshall Islands	Merlion	Marshall Islands	4,714	Mar-90	Jun-11	May-13
17	Micronesia Shipping Company Inc.	Marshall Islands	Spinel	Marshall Islands	4,729	Jan-96	Mar-12	Dec-13
18	Mejit Shipping Company Inc.	Marshall Islands	Sardonyx	Marshall Islands	4,729	Jun-95	Feb-12	Feb-14
Other Subsidiaries
19	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
20	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2015	2014
A	23%	-
B	10%	26%
C	28%	32%
D	14%	19%
E	13%	15%